UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number: 811-7470


                              HERITAGE SERIES TRUST
                              ---------------------
               (Exact name of Registrant as Specified in Charter)

                              880 Carillon Parkway
                            St. Petersburg, FL 33716
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (727) 573-3800

                           RICHARD K. RIESS, PRESIDENT
                              880 Carillon Parkway
                            St. Petersburg, FL 33716
                     (Name and Address of Agent for Service)

                                    Copy to:
                           CLIFFORD J. ALEXANDER, ESQ.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Avenue, NW
                             Washington, D.C. 20036




Date of fiscal year end: October 31

Date of reporting period: January 31

ITEM 1. SCHEDULE OF INVESTMENTS

-----------------------------------------------------------------------------------------------------
                            HERITAGE SERIES TRUST - DIVERSIFIED GROWTH FUND
                                         INVESTMENT PORTFOLIO
                                           JANUARY 31, 2005
                                              (UNAUDITED)
-----------------------------------------------------------------------------------------------------

                                                                                             % OF NET
                                                                  SHARES        VALUE         ASSETS
                                                                  ------        -----         ------
COMMON STOCKS
-------------
    AEROSPACE/DEFENSE
    -----------------
        Alliant Techsystems, Inc.*                                 18,600      1,238,388        0.7%
                                                                          ---------------  ----------

    APPAREL
    -------
        Columbia Sportswear Company*                               73,100      4,010,997        2.1%
                                                                          ---------------  ----------

    BIOTECHNOLOGY
    -------------
        Celgene Corporation*                                       27,000        738,180        0.4%
        Charles River Laboratories International, Inc.*            64,400      3,051,272        1.6%
        Invitrogen Corporation*                                    46,000      3,160,660        1.7%
        Martek Biosciences Corporation*                            76,800      4,056,576        2.2%
                                                                          ---------------  ----------
                                                                              11,006,688        5.9%

    COMMERCIAL SERVICES
    -------------------
        Weight Watchers International Inc.*                        83,025      3,890,552        2.1%
                                                                          ---------------  ----------

    COMPUTERS
    ---------
        Diebold Inc.                                               51,475      2,771,413        1.5%
        FactSet Research Systems Inc.                              89,800      4,795,320        2.5%
                                                                          ---------------  ----------
                                                                               7,566,733        4.0%

    ELECTRONICS
    -----------
        Vishay Intertechnology, Inc.*                             234,200      3,060,994        1.6%
        Waters Corporation*                                        74,000      3,631,920        2.0%
                                                                          ---------------  ----------
                                                                               6,692,914        3.6%

    ENTERTAINMENT
    -------------
        GTECH Holdings Corporation                                303,800      7,102,844        3.8%
                                                                          ---------------  ----------

    FINANCIAL SERVICES
    ------------------
        Ameritrade Holding Corporation*                           311,950      4,033,514        2.2%
        Doral Financial Corporation                                75,100      3,248,075        1.7%
        T. Rowe Price Group, Inc.                                  51,900      3,106,215        1.7%
                                                                          ---------------  ----------
                                                                              10,387,804        5.6%

    HEALTHCARE PRODUCTS
    -------------------
        Cooper Companies, Inc.                                     41,750      3,202,225        1.7%
        INAMED Corporation*                                        97,900      6,774,680        3.6%
        ResMed Inc.*                                               98,900      5,073,570        2.7%
        Stryker Corporation                                       130,200      6,398,028        3.4%
                                                                          ---------------  ----------
                                                                              21,448,503       11.4%

    HEALTHCARE SERVICES
    -------------------
        Lincare Holdings, Inc.*                                    48,200      2,000,300        1.1%
        Pacificare Health Systems, Inc.*                           30,100      1,852,053        1.0%
                                                                          ---------------  ----------
                                                                               3,852,353        2.1%

    INSURANCE
    ---------
        AMBAC Financial Group, Inc.                                49,400      3,797,872        2.0%
        Radian Group Inc.                                          31,500      1,510,110        0.8%
        The PMI Group, Inc.                                        43,200      1,718,064        0.9%
                                                                          ---------------  ----------
                                                                               7,026,046        3.7%

    INTERNET
    --------
        Check Point Software Technologies Ltd.*                   124,900      3,032,572        1.6%
        IAC/InterActiveCorp*                                      172,800      4,186,944        2.3%
        WebMD Corporation*                                        252,300      1,904,865        1.0%
                                                                          ---------------  ----------
                                                                               9,124,381        4.9%

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
-----------------------------------------------------------------------------------------------------
                            HERITAGE SERIES TRUST - DIVERSIFIED GROWTH FUND
                                         INVESTMENT PORTFOLIO
                                           JANUARY 31, 2005
                                              (UNAUDITED)
-----------------------------------------------------------------------------------------------------

                                                                                             % OF NET
                                                                  SHARES        VALUE         ASSETS
                                                                  ------        -----         ------
    LEISURE TIME
    ------------
        Carnival Corporation                                       36,725      2,115,360        1.1%
        Royal Caribbean Cruises, Ltd.                              72,200      3,826,600        2.0%
                                                                          ---------------  ----------

                                                                               5,941,960        3.1%
    LODGING
    -------
        Harrah's Entertainment, Inc.                               85,800      5,425,992        2.9%
        Station Casinos, Inc.                                     114,025      7,012,538        3.7%
                                                                          ---------------  ----------
                                                                              12,438,530        6.6%

    LOGIC SEMICONDUCTORS
    --------------------
        Altera Corporation*                                       255,800      4,911,360        2.6%
        NVIDIA Corporation*                                        73,300      1,680,036        0.9%
        QLogic Corporation*                                       134,000      5,129,520        2.8%
                                                                          ---------------  ----------
                                                                              11,720,916        6.3%

    OIL & GAS
    ---------
        Patterson-UTI Energy, Inc.                                398,200      7,744,990        4.1%
        Rowan Companies, Inc.                                      81,700      2,300,672        1.2%
                                                                          ---------------  ----------
                                                                              10,045,662        5.3%

    OIL & GAS SERVICES
    ------------------
        BJ Services Company                                        79,900      3,839,195        2.1%
                                                                          ---------------  ----------

    PHARMACEUTICALS
    ---------------
        Caremark Rx, Inc.*                                        120,800      4,723,280        2.5%
                                                                          ---------------  ----------

    RETAIL
    ------
        Blockbuster Inc.                                          199,900      1,831,084        1.0%
        Michaels Stores, Inc.                                      79,875      2,456,156        1.3%
        The Cheesecake Factory Inc.*                              131,100      4,243,707        2.3%
                                                                          ---------------  ----------
                                                                               8,530,947        4.6%

    SEMICONDUCTOR EQUIPMENT
    -----------------------
        ASML Holding N.V.*                                         84,400      1,386,692        0.7%
                                                                          ---------------  ----------

    SOFTWARE
    --------
        Avid Technology, Inc.*                                     40,100      2,528,305        1.4%
        Citrix Systems Inc.*                                      177,600      3,809,520        2.0%
        Intuit, Inc.*                                              42,975      1,676,025        0.9%
                                                                          ---------------  ----------
                                                                               8,013,850        4.3%

    TELECOMMUNICATIONS
    ------------------
        Amdocs Ltd.*                                              121,700      3,620,575        1.9%
        Avaya Inc.*                                               253,000      3,630,550        1.9%
        Comverse Technology, Inc.*                                232,000      5,185,200        2.8%
        Nextel Partners Inc., Class "A"*                          245,300      4,879,017        2.6%
        Scientific-Atlanta, Inc.                                   89,000      2,697,590        1.5%
                                                                          ---------------  ----------
                                                                              20,012,932       10.7%

    TELEVISION, CABLE & RADIO
    -------------------------
        XM Satellite Radio Holdings Inc., Class "A"*               25,500        813,705        0.4%
                                                                          ---------------  ----------
   Total Common Stocks (cost $149,081,892)                                   180,815,872       96.5%

-----------------------------------------------------------------------------------------------------
                            HERITAGE SERIES TRUST - DIVERSIFIED GROWTH FUND
                                         INVESTMENT PORTFOLIO
                                           JANUARY 31, 2005
                                              (UNAUDITED)
-----------------------------------------------------------------------------------------------------

                                                                                             % OF NET
                                                                  SHARES        VALUE         ASSETS
                                                                  ------        -----         ------
   REPURCHASE AGREEMENT
   --------------------
    Repurchase Agreement with State Street
    Bank and Trust Company, dated
    January 31, 2005 @ 2.32% to be
    repurchased at $10,321,665 on
    February 1, 2005, collateralized by
    $7,045,000 United States Treasury Bonds,
    8.875% due February 15, 2019, (market value
    $10,527,420 including interest)
    (cost $10,321,000) . . . . . . . . . . . . . . . . . . . . .              10,321,000        5.5%
                                                                          ---------------  ----------
   TOTAL INVESTMENT PORTFOLIO (COST $159,402,892)(A)                         191,136,872      102.0%
   OTHER ASSETS AND LIABILITIES, NET,                                         (3,829,701)      -2.0%
                                                                          ---------------  ----------
   NET ASSETS                                                              $ 187,307,171      100.0%
                                                                          ===============  ==========

------------
* Non-income producing security.

(a) The aggregate identified cost for federal income tax purposes is substantially the same. Market value includes net unrealized appreciation of $31,733,980 which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $33,202,499 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $1,468,519.

-----------------------------------------------------------------------------------------------------
                              HERITAGE SERIES TRUST - GROWTH EQUITY FUND
                                         INVESTMENT PORTFOLIO
                                           JANUARY 31, 2005
                                              (UNAUDITED)
-----------------------------------------------------------------------------------------------------

                                                                                             % OF NET
                                                                  SHARES        VALUE         ASSETS
                                                                  ------        -----         ------
COMMON STOCKS
-------------
   ANALOG SEMICONDUCTORS
   ---------------------
     Maxim Integrated Products, Inc.                              102,300    $ 3,990,723        2.3%
     National Semiconductor Corporation                           188,200      3,186,226        1.9%
                                                                          ---------------  ----------
                                                                               7,176,949        4.2%

   BEVERAGES
   ---------
     The Coca-Cola Company                                        133,950      5,557,586       3.3%
                                                                          ---------------  ----------

   BIOTECHNOLOGY
   -------------
     Amgen Inc.*                                                   96,200      5,987,488        3.5%
     Biogen Idec Inc.*                                             52,800      3,429,888        2.0%
     Chiron Corporation*                                          106,000      3,482,100        2.1%
     Genzyme Corporation, General Division*                        48,150      2,802,812        1.6%
                                                                          ---------------  ----------
                                                                              15,702,288        9.2%

   COMMUNICATION SEMICONDUCTORS
   ----------------------------
     Broadcom Corporation, Class "A"*                             159,050      5,062,562        3.0%
                                                                          ---------------  ----------

   COMPUTERS
   ---------
     Dell, Inc.*                                                  220,400      9,203,904        5.4%
     EMC Corporation*                                             183,800      2,407,780        1.4%
                                                                          ---------------  ----------
                                                                              11,611,684        6.8%

   DIVERSIFIED MANUFACTURER
   ------------------------
     General Electric Company                                      72,700      2,626,651        1.5%
                                                                          ---------------  ----------

   ELECTRICAL COMPONENTS & EQUIPMENT
   ---------------------------------
     Emerson Electric Company                                      49,400      3,321,656        2.0%
                                                                          ---------------  ----------

   ELECTRONICS
   -----------
     Symbol Technologies, Inc.                                    241,100      4,412,130        2.6%
                                                                          ---------------  ----------

   FINANCIAL SERVICES
   ------------------
     Citigroup Inc.                                                93,933      4,607,414        2.7%
     Fannie Mae                                                    29,400      1,898,652        1.1%
     Goldman Sachs Group, Inc.                                     34,650      3,737,002        2.2%
                                                                          ---------------  ----------
                                                                              10,243,068        6.0%

   HEALTHCARE PRODUCTS
   -------------------
     Johnson & Johnson                                             72,000      4,658,400        2.7%
     Zimmer Holdings, Inc.*                                        27,000      2,128,950        1.3%
                                                                          ---------------  ----------
                                                                               6,787,350        4.0%

   INSURANCE
   ---------
     American International Group, Inc.                            79,900      5,296,571        3.1%
                                                                          ---------------  ----------

   INTERNET
   --------
     eBay Inc.*                                                    50,400      4,107,600        2.4%
     Symantec Corporation*                                         27,000        630,450        0.4%
     YAHOO! Inc.*                                                 116,000      4,084,360        2.4%
                                                                          ---------------  ----------
                                                                               8,822,410        5.2%

   LODGING
   -------
     Harrah's Entertainment, Inc.                                  77,250      4,885,290        2.9%
                                                                          ---------------  ----------

   LOGIC SEMICONDUCTORS
   --------------------
     Altera Corporation*                                          142,600      2,737,920        1.6%
     Intel Corporation                                            214,600      4,817,770        2.8%
     Texas Instruments Inc.                                       135,650      3,148,436        1.9%
                                                                          ---------------  ----------
                                                                              10,704,126        6.3%

-----------------------------------------------------------------------------------------------------
                              HERITAGE SERIES TRUST - GROWTH EQUITY FUND
                                         INVESTMENT PORTFOLIO
                                           JANUARY 31, 2005
                                              (UNAUDITED)
-----------------------------------------------------------------------------------------------------

                                                                                             % OF NET
                                                                  SHARES        VALUE         ASSETS
                                                                  ------        -----         ------
   MULTIMEDIA
   ----------
     The Walt Disney Company                                       87,700      2,510,851        1.5%
     Time Warner Inc.*                                            179,700      3,234,600        1.9%
     Viacom, Inc., Class "B"                                       52,000      1,941,680        1.1%
                                                                          -----------------  --------
                                                                               7,687,131        4.5%

   OIL & GAS
   ---------
     Ensco International Inc.                                     139,000      4,757,970        2.8%
                                                                          -----------------  --------

   PHARMACEUTICALS
   ---------------
     Abbott Laboratories                                           39,150      1,762,533        1.0%
     Caremark Rx, Inc.*                                            81,200      3,174,920        1.9%
     Pfizer, Inc.                                                 257,620      6,224,099        3.7%
                                                                          -----------------  --------
                                                                              11,161,552        6.6%

   RETAIL
   ------
     Home Depot, Inc.                                              74,050      3,055,303       1.8%
     McDonald's Corporation                                       204,250      6,615,658       3.9%
     Target Corporation                                            80,300      4,076,830       2.4%
     Wal-Mart Stores, Inc.                                         90,800      4,757,920       2.8%
                                                                          -----------------  --------
                                                                              18,505,711       10.9%

   SEMICONDUCTOR EQUIPMENT
   -----------------------
     Applied Materials Inc.*                                      238,300      3,788,970        2.2%
     Entegris, Inc.*                                              290,150      2,579,434        1.5%
                                                                          -----------------  --------
                                                                               6,368,404        3.7%

   SOFTWARE
   --------
     Fiserv, Inc.*                                                108,800      4,161,600        2.4%
     Microsoft Corporation                                        271,650      7,138,962        4.2%
                                                                          -----------------  --------
                                                                              11,300,562        6.6%

   TELECOMMUNICATIONS
   ------------------
     Cisco Systems, Inc.*                                         175,300      3,162,411        1.9%
     QUALCOMM, Inc.                                                60,900      2,267,916        1.3%
                                                                          -----------------  --------
                                                                               5,430,327       3.2%

   TELEVISION, CABLE & RADIO
   -------------------------
     Comcast Corporation, Class "A"*                               82,800      2,617,308        1.5%
                                                                          -----------------  --------

TOTAL INVESTMENT PORTFOLIO (COST $156,524,022)(a)                            170,039,286       99.9%
OTHER ASSETS AND LIABILITIES, NET,                                               183,579        0.1%
                                                                          -----------------  --------
NET ASSETS                                                                 $ 170,222,865      100.0%
                                                                          =================  ========

------------

* Non-income producing security.

(a) The aggregate identified cost for federal income tax purposes is substantially the same. Market value includes net unrealized appreciation of $13,515,264 which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $20,264,203 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $6,748,939.

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
-----------------------------------------------------------------------------------------------------
                           HERITAGE SERIES TRUST - INTERNATIONAL EQUITY FUND
                                         INVESTMENT PORTFOLIO
                                           JANUARY 31, 2005
                                              (UNAUDITED)
-----------------------------------------------------------------------------------------------------

                                                                                           % OF NET
                                                                  SHARES        VALUE       ASSETS
                                                                  ------        -----       ------
COMMON STOCKS
-------------
    ARGENTINA
    ---------
       Grupo Financiero Galicia, Sponsored ADR                      6,675       $ 57,472      0.1%
                                                                           --------------   ---------

    AUSTRALIA
    ---------
       Amcor Ltd.                                                  13,935         76,776      0.1%
       AMP Ltd.                                                    60,636        359,018      0.4%
       BHP Billiton Ltd.                                           36,614        462,271      0.5%
       John Fairfax Holdings Ltd.                                  40,733        139,395      0.2%
       Macquarie Airports                                          84,659        227,306      0.2%
       Macquarie Infrastructure Assets Trust, "B" shares           46,996        138,946      0.2%
       Newcrest Mining Ltd.                                        27,608        365,062      0.4%
       Patrick Corporation, Ltd                                    28,309        136,859      0.1%
       Southcorp Ltd.                                              21,218         72,776      0.1%
                                                                           --------------   ---------
                                                                               1,978,409      2.2%

    AUSTRIA
    -------
       Bank Austria Creditanstalt AG                                9,791        851,735      0.9%
       Erste Bank der Oesterreichischen Sparkassen AG               6,014        297,495      0.3%
       Flughafen Wien AG                                            2,257        162,757      0.2%
       OMV AG                                                       1,754        546,919      0.6%
       Telekom Austria AG                                          14,521        272,920      0.3%
       Wienerberger AG                                              5,377        248,439      0.3%
                                                                           --------------   ---------
                                                                               2,380,265      2.6%

    BELGIUM
    -------
       Almancora Comm.VA                                            2,078        179,277      0.2%
       Almanij NV                                                   4,508        467,471      0.5%
       Belgacom SA*                                                 3,271        135,294      0.1%
       Fortis                                                       6,173        166,780      0.2%
       Interbrew SA                                                 2,557         94,949      0.1%
       KBC Bank                                                     5,976        462,143      0.5%
                                                                           --------------   ---------
                                                                               1,505,914      1.6%

    BRAZIL
    ------
       Aracruz Celulose SA, Sponsored ADR                           1,300         45,435      0.0%
       Cia de Concessoes Rodoviarias                                3,440         69,129      0.1%
       Cia Vale do Rio Doce                                         8,217        248,564      0.3%
       Petroleo Brasileiro SA, Sponsored ADR                        2,660         95,361      0.1%
                                                                           --------------   ---------
                                                                                 458,489      0.5%

    CANADA
    ------
       Bema Gold Corporation*                                      33,918         95,934      0.1%
       Canadian Natural Resources Ltd.                              9,418        416,616      0.4%
       Centerra Gold Inc.*                                            789         13,103      0.0%
       Eldorado Gold Corporation*                                  24,922         67,267      0.1%
       EnCana Corporation                                           5,528        327,718      0.4%
       Ivanhoe Mines Ltd.*                                          4,718         31,150      0.0%
       Petro-Canada                                                 2,773        143,395      0.2%
       Talisman Energy Inc.                                         2,780         83,123      0.1%
       Telesystem International Wireless Inc.*                     13,385        188,862      0.2%
                                                                           --------------   ---------
                                                                               1,367,168      1.5%

    CHINA
    -----
       Beijing Capital International Airport, Class "H"           102,000         43,481      0.0%
       Datang International Power Generation Company, Ltd.,
         Class "H"                                                131,398         93,495      0.1%
       Shenzhen Chiwan Wharf Holdings Ltd., Class "B"              21,600         45,222      0.1%
       Weiqiao Textile Company, Class "H"                         135,999        206,615      0.2%
       Wumart Stores, Inc.                                         51,789         82,332      0.1%
                                                                           --------------   ---------
                                                                                 471,145      0.5%

-----------------------------------------------------------------------------------------------------
                           HERITAGE SERIES TRUST - INTERNATIONAL EQUITY FUND
                                         INVESTMENT PORTFOLIO
                                           JANUARY 31, 2005
                                              (UNAUDITED)
-----------------------------------------------------------------------------------------------------

                                                                                           % OF NET
                                                                  SHARES        VALUE       ASSETS
                                                                  ------        -----       ------
    CYPRUS
    ------
       Bank of Cyprus Public Company Ltd.*                          3,913         15,059      0.0%
                                                                           --------------   ---------

    CZECH
    -----
       Cesky Telecom AS                                            12,021        218,146      0.2%
       Cez, AS                                                      9,349        143,153      0.2%
       Komercni Banka, AS                                           7,829      1,173,296      1.3%
                                                                           --------------   ---------
                                                                               1,534,595      1.7%

    DENMARK
    -------
       Bryggerigruppen A/S                                          1,200         94,089      0.1%
       Chr. Hansen Holding A/S, Class "B"                             775        103,723      0.1%
       Danske Bank AS                                              14,576        426,337      0.4%
       GN Store Nord, A/S                                           2,000         21,575      0.0%
       Kobenhavns Lufthavne                                         1,153        252,402      0.3%
                                                                           --------------   ---------
                                                                                 898,126      0.9%

    FINLAND
    -------
       Fortum Oyj                                                   8,030        143,586      0.2%
       KCI Konecranes Oyj                                           2,050         92,016      0.1%
       Nokia Oyj                                                   31,669        485,679      0.5%
       Stockmann Oyj Abp, "B" Shares                                3,150         96,576      0.1%
       UPM - Kymmene Corporation                                    7,600        161,093      0.2%
                                                                           --------------   ---------
                                                                                 978,950      1.1%

    FRANCE
    ------
       Accor SA                                                     1,306         57,206      0.1%
       Air Liquide                                                    411         70,756      0.1%
       Alcatel SA*                                                 33,164        476,575      0.5%
       Alstom                                                      53,488         49,567      0.1%
       Altran Technologies SA                                       4,138         45,422      0.0%
       Atos Origin*                                                 1,902        122,263      0.1%
       Autoroutes du Sud de la France                               4,092        222,982      0.2%
       BNP Paribas                                                  8,489        613,269      0.7%
       Bouygues                                                     6,970        273,372      0.3%
       Carrefour SA                                                 4,293        221,608      0.2%
       Cie. de Saint-Gobain SA                                      2,838        175,466      0.2%
       France Telecom SA                                           10,218        321,010      0.3%
       Gecina SA                                                      821         84,333      0.1%
       Havas SA                                                    28,622        158,769      0.2%
       JC Decaux SA*                                                3,280         87,804      0.1%
       Lafarge SA                                                   1,343        138,653      0.2%
       L'Oreal Group                                                  571         42,816      0.1%
       LVMH Moet Hennessy Louis Vuitton SA                          8,314        578,381      0.6%
       Pernod-Ricard                                                1,333        188,946      0.2%
       Pinault-Printemps-Redoute SA                                 1,296        136,761      0.2%
       Publicis Groupe SA                                           2,443         77,005      0.1%
       Renault SA                                                   1,815        148,532      0.2%
       Sanofi-Synthelabo SA                                        14,790      1,105,149      1.2%
       Societe des Autoroutes Paris-Rhine-Rhone-SAPRR*                681         41,064      0.0%
       Suez SA                                                      8,516        229,415      0.2%
       Societe Television Francaise 1                              10,019        326,397      0.4%
       Thales SA                                                    4,912        224,262      0.2%
       TotalFina Elf SA, Class "B"                                  7,777      1,669,764      1.8%
       Unibail                                                        551         65,660      0.1%
       Veolia Environnement                                         7,846        280,797      0.3%
       Vinci SA                                                     2,028        291,164      0.3%
       Vivendi Universal SA*                                        8,013        253,829      0.3%
                                                                           --------------   ---------
                                                                               8,778,997      9.6%

-----------------------------------------------------------------------------------------------------
                           HERITAGE SERIES TRUST - INTERNATIONAL EQUITY FUND
                                         INVESTMENT PORTFOLIO
                                           JANUARY 31, 2005
                                              (UNAUDITED)
-----------------------------------------------------------------------------------------------------

                                                                                          % OF NET
                                                                  SHARES        VALUE       ASSETS
                                                                  ------        -----       ------
    GERMANY
    -------
       Adidas-Salomon AG                                            1,854        277,919      0.3%
       Allianz AG                                                   1,952        231,718      0.3%
       BASF AG                                                      5,891        402,823      0.4%
       Bayerische Hypo- und Vereinsbank AG                          9,518        209,574      0.2%
       Bilfinger Berger AG                                          2,221        101,170      0.1%
       Commerzbank AG                                               8,978        191,239      0.2%
       Deutsche Bank AG                                             5,065        431,357      0.5%
       Deutsche Post AG                                             5,215        121,634      0.1%
       Deutsche Telekom AG                                         18,805        406,944      0.5%
       E.ON AG                                                     12,677      1,137,043      1.2%
       Fraport AG Frankfurt Airport Services Worldwide             14,129        545,674      0.6%
       Freenet.de AG                                                1,284         30,920      0.0%
       Fresenius Medical Care AG                                    1,510        122,528      0.1%
       Henkel KGaA                                                  1,286        109,102      0.1%
       Hypo Real Estate Holding AG*                                 4,855        192,574      0.2%
       KarstadtQuelle AG                                            4,505         42,512      0.1%
       MAN AG                                                       7,523        311,656      0.4%
       Metro AG                                                     8,342        436,390      0.5%
       Muenchener Rueckversicherungs AG                             3,045        348,430      0.4%
       Puma AG Rudolf Dassler Sport                                   164         40,475      0.0%
       RWE AG                                                       7,936        458,137      0.5%
       Schering AG                                                  1,511        102,355      0.1%
       Siemens AG                                                   5,528        438,970      0.5%
       Volkswagen AG                                                4,668        224,271      0.2%
                                                                           --------------   ---------
                                                                               6,915,415      7.5%

    GREECE
    ------
       Coca Cola Hellenic Bottling Company SA                       1,827         43,352      0.0%
       Hellenic Telecommunications Organization SA                  7,965        142,632      0.2%
       National Bank of Greece SA                                   2,107         71,226      0.1%
                                                                           --------------   ---------
                                                                                 257,210      0.3%

    HONG KONG
    ---------
       China Merchants Holdings (International) Company Ltd.       54,000        106,270      0.1%
       Clear Media Ltd.*                                           87,000         86,443      0.1%
       Texwinca Holdings Ltd.                                     127,996        112,407      0.1%
                                                                           --------------   ---------
                                                                                 305,120      0.3%

    HUNGARY
    -------
       Egis Rt.                                                      1,790        124,619      0.1%
       Gedeon Richter Rt.                                              684         89,805      0.1%
       Matav Rt.                                                    86,758        403,440      0.5%
       OTP BANK Rt.                                                 42,451      1,375,064      1.5%
                                                                           --------------   ---------
                                                                               1,992,928      2.2%

    INDONESIA
    ---------
       Bank Mandiri Persero Tbk PT                               1,005,524        212,844      0.2%
       Indofood Sukses Makmur Tbk PT                               512,500         48,650      0.1%
       Semen Gresik Persero Tbk PT                                  53,743        107,896      0.1%
       P.T. Telekomunikasi Indonesia Tbk.                          480,056        251,420      0.3%
                                                                           --------------   ---------
                                                                                 620,810      0.7%

    IRELAND
    -------
       Celtic Resources Holdings PLC*                                4,317         32,775      0.0%
       DePfa Bank PLC                                                2,548         45,063      0.1%
       Dragon Oil PLC*                                             126,332        196,347      0.2%
                                                                           --------------   ---------
                                                                                 274,185      0.3%

-----------------------------------------------------------------------------------------------------
                           HERITAGE SERIES TRUST - INTERNATIONAL EQUITY FUND
                                         INVESTMENT PORTFOLIO
                                           JANUARY 31, 2005
                                              (UNAUDITED)
-----------------------------------------------------------------------------------------------------

                                                                                          % OF NET
                                                                  SHARES        VALUE       ASSETS
                                                                  ------        -----       ------
    ITALY
    -----
       Assicurazioni Generali SPA                                  11,065        366,683      0.4%
       Autostrada Torino-Milano SPA                                 3,452         92,364      0.1%
       Banca Intesa SPA                                            77,890        362,171      0.4%
       Banca Intesa SPA                                            59,013        244,165      0.3%
       Banca Nazionale del Lavoro SPA                              16,330         43,960      0.0%
       Banca Popolare di Milano                                     4,982         44,185      0.1%
       Banca Intesa SPA                                            76,276         79,346      0.1%
       Buzzi Unicem SPA                                             5,868         95,813      0.1%
       Capitalia SPA                                               21,701         98,285      0.1%
       Cassa di Risparmio di Firenze SPA                           36,652         92,089      0.1%
       Credito Emiliano SPA                                        11,020        110,176      0.1%
       Enel SPA                                                    40,812        384,061      0.4%
       ENI SPA                                                     20,840        507,015      0.6%
       Mediaset SPA                                                15,810        220,590      0.2%
       Mediobanca SPA                                              13,461        228,928      0.2%
       Saipem SPA                                                  13,645        172,752      0.2%
       Societa Iniziative Autostradali e Servizi SPA                6,269         96,224      0.1%
       Telecom Italia SPA                                          36,325        144,131      0.2%
       Terna SPA*                                                  36,384        100,557      0.1%
       UniCredito Italiano SPA                                     30,814        169,722      0.2%
                                                                   ------        -------      ----
                                                                               3,653,217      4.0%

    JAPAN
    -----
       Acom Company Ltd.                                              610         42,848      0.0%
       Aeon Credit Service Company Ltd.                             2,868        201,457      0.2%
       Aiful Corporation                                              350         39,714      0.0%
       Aisin Seiki Company Ltd                                      3,200         75,646      0.1%
       Asahi Glass Company, Ltd                                     8,000         84,292      0.1%
       The Bank of Fukuoka, Ltd.                                    7,000         44,645      0.0%
       The Bank of Yokohama Ltd                                    19,000        119,712      0.1%
       Bridgestone Corporation                                      6,000        117,812      0.1%
       Canon Inc.                                                  10,873        566,521      0.6%
       Casio Computer Company Ltd.                                  5,800         81,202      0.1%
       The Chiba Bank, Ltd.                                         6,000         39,714      0.0%
       Credit Saison Company, Ltd.                                  9,917        336,818      0.4%
       Dai Nippon Printing Co., Ltd.                                5,000         78,831      0.1%
       Daihatsu Motor Company Ltd.                                  4,000         30,336      0.0%
       Denso Corporation                                           11,012        285,819      0.3%
       East Japan Railway Company                                      31        167,204      0.2%
       Exedy Corp.                                                  2,000         36,260      0.0%
       Fuji Photo Film Company, Ltd.                                6,266        224,909      0.2%
       Fuji Television Network Inc.                                    61        133,607      0.1%
       Fujisawa Pharmaceutical Company, Ltd.                        2,900         74,711      0.1%
       Hitachi Credit Corporation                                   5,300        104,323      0.1%
       Hitachi Ltd                                                 10,751         71,369      0.1%
       Honda Motor Company, Ltd.                                   12,209        639,665      0.7%
       Ibiden Company Ltd.                                          2,400         45,156      0.0%
       Ito En, Ltd.                                                 1,500         79,313      0.1%
       Ito-Yokado Company, Ltd                                      2,697        107,995      0.1%
       Japan Tobacco Inc.                                              48        509,456      0.6%

-----------------------------------------------------------------------------------------------------
                           HERITAGE SERIES TRUST - INTERNATIONAL EQUITY FUND
                                         INVESTMENT PORTFOLIO
                                           JANUARY 31, 2005
                                              (UNAUDITED)
-----------------------------------------------------------------------------------------------------

                                                                                          % OF NET
                                                                  SHARES        VALUE       ASSETS
                                                                  ------        -----       ------
       The Joyo Bank, Ltd.                                          9,000         47,154      0.1%
       Kao Corporation                                             18,546        431,261      0.5%
       Koito Manufacturing Company, Ltd.                           16,474        155,934      0.2%
       Kyocera Corporation                                            900         64,782      0.1%
       Matsushita Electric Industrial Company Ltd.                 53,846        798,546      0.9%
       Mitsubishi Tokyo Financial Group Inc.                          109      1,027,528      1.1%
       Mizuho Financial Group Inc.                                     96        462,215      0.5%
       Nidec Corporation                                            1,100        123,331      0.1%
       Nikko Cordial Corporation                                   15,844         74,756      0.1%
       Nippon Telegraph and Telephone Corporation                      18         75,897      0.1%
       Nissan Motor Company Ltd.                                   22,961        242,593      0.3%
       Nissin Food Products Co., Ltd.                               2,700         71,903      0.1%
       Nitto Denko                                                  4,200        223,292      0.2%
       Nomura Holdings Inc.                                        25,321        332,515      0.4%
       NTT DoCoMo, Inc.                                                99        171,941      0.2%
       ORIX Corporation                                               300         39,628      0.0%
       Ricoh Company, Ltd.                                          4,000         70,591      0.1%
       Sanyo Electric Company Ltd.                                 12,416         40,013      0.0%
       Secom Co., Ltd.                                              1,500         59,629      0.1%
       Sharp Corporation                                            6,217         95,199      0.1%
       Shin-Etsu Chemical Co., Ltd.                                 5,100        201,756      0.2%
       Shiseido Company, Ltd.                                      23,813        331,094      0.4%
       SMC Corporation                                                444         51,837      0.1%
       Sony Corporation                                             9,486        351,469      0.4%
       Sumitomo Heavy Industries Ltd.                              11,000         49,247      0.1%
       Sumitomo Mitsui Financial Group                                 58        406,291      0.4%
       The Sumitomo Trust & Banking Company, Ltd.                  18,065        122,537      0.1%
       Takeda Pharmaceutical Company Ltd.                           3,700        175,646      0.2%
       Takefuji Corporation                                         1,920        134,496      0.1%
       TDK Corporation                                              1,000         69,471      0.1%
       Terumo Corporation                                           2,900         83,805      0.1%
       Seiyu Ltd.*                                                 44,022        100,668      0.1%
       Tokyo Broadcasting System Inc.                              19,400        323,458      0.4%
       Toppan Printing Company Ltd.                                 7,000         74,971      0.1%
       Toyota Motor Corporation                                    29,932      1,163,894      1.3%
       Uni-Charm Corporation                                        4,858        218,901      0.2%
       Yamaha Motor Co., Ltd.                                       5,000         82,063      0.1%
       Yamanouchi Pharmaceutical Co., Ltd.                          1,958         71,224      0.1%
                                                                           --------------   ---------
                                                                              12,960,871     14.1%

    LUXEMBOURG
    ----------
       Millicom International Cellular SA*                          2,756         58,951      0.1%
       SBS Broadcasting SA*                                         1,432         53,915      0.0%
                                                                           --------------   ---------
                                                                                 112,866      0.1%

    MALAYSIA
    --------
       IOI Corporation Berhad                                      30,100         73,666      0.1%
       Kuala Lumpur Kepong Berhad                                  20,700         37,042      0.0%
                                                                           --------------   ---------
                                                                                 110,708      0.1%

    MEXICO
    ------
       Consorcio ARA SA de CV*                                     14,130         51,430      0.1%
       Fomento Economico Mexicano SA de CV                         31,596        169,403      0.2%
       Grupo Aeroportuario Del Surest, SA de CV, Sponsored ADR      2,300         61,203      0.1%
       Grupo Financiero Banorte SA de CV                          104,837        673,381      0.7%
       Grupo Financiero Inbursa SA                                 31,031         62,148      0.1%
       Urbi, Desarrollos Urbanos, SA de CV*                        10,362         56,018      0.0%
                                                                           --------------   ---------
                                                                               1,073,583      1.2%

-----------------------------------------------------------------------------------------------------
                           HERITAGE SERIES TRUST - INTERNATIONAL EQUITY FUND
                                         INVESTMENT PORTFOLIO
                                           JANUARY 31, 2005
                                              (UNAUDITED)
-----------------------------------------------------------------------------------------------------

                                                                                          % OF NET
                                                                  SHARES        VALUE       ASSETS
                                                                  ------        -----       ------
    NETHERLANDS
    -----------
       ABN AMRO Holding NV                                         16,429        445,159      0.5%
       Aegon NV                                                     6,476         87,906      0.1%
       Efes Breweries International NV, 144A, Sponsored GDR*          700         22,491      0.0%
       Heineken NV                                                  6,494        222,579      0.2%
       Koninklijke Numico NV                                        2,391         91,687      0.1%
       Koninklijke Philips Electronics NV                           8,917        233,468      0.3%
       Royal Dutch Petroleum Company                                3,992        232,122      0.3%
       TPG NV                                                       3,018         82,879      0.1%
       Unilever NV                                                  5,878        383,598      0.4%
                                                                           --------------   ---------
                                                                               1,801,889      2.0%

    NEW ZEALAND
    -----------
       Auckland International Airport, Ltd.                        14,846         83,453      0.1%
                                                                           --------------   ---------

    NORWAY
    ------
       DNB Holding ASA                                              8,469         77,622      0.1%
       Norsk Hydro ASA                                              4,726        359,540      0.4%
       Orkla ASA                                                    3,900        127,639      0.1%
       Smedvig ASA, "A" Shares                                      5,524         93,002      0.1%
       Statoil ASA                                                 43,945        667,258      0.7%
       Telenor ASA                                                  9,331         85,890      0.1%
       TGS-NOPEC Geophysical Company ASA*                           1,400         35,466      0.1%
       Tomra Systems ASA                                           16,400         85,930      0.1%
                                                                           --------------   ---------
                                                                               1,532,347      1.7%

    PAPUA N.GUINEA
    --------------
       Lihir Gold Ltd.*                                            41,611         33,582      0.0%
                                                                           --------------   ---------

    PHILIPPINES
    -----------
       Ayala Corporation                                          282,000         40,443      0.1%
       Bank of the Philippine Islands                              37,400         39,719      0.0%
       Globe Telecom Inc.                                           1,910         32,073      0.0%
       Philippine Long Distance Telephone, Sponsored ADR*           3,100         80,600      0.1%
                                                                           --------------   ---------
                                                                                 192,835      0.2%

    POLAND
    ------
       Agora SA                                                     7,697        140,634      0.2%
       Bank BPH                                                     1,497        236,683      0.3%
       Bank Millenium SA*                                          50,987         51,992      0.1%
       Bank Pekao SA                                               21,702        931,971      1.0%
       Bank Zachodni WBK SA                                        11,770        355,141      0.4%
       Budimex SA*                                                 12,177        191,937      0.2%
       CCC SA*                                                      8,398         24,853      0.0%
       Cersanit Krasnystaw SA*                                      3,570        124,026      0.1%
       Grupa Kety SA                                                2,836        125,438      0.1%
       Inter Cars SA*                                               3,447         44,907      0.1%
       Inter Groclin Auto SA                                        1,360         41,342      0.0%
       Orbis SA                                                     5,063         37,622      0.0%
       Powszechna Kasa Oszczednosci Bank Polski SA*               129,050      1,100,082      1.2%
       Polska Grupa Farmaceutyczna SA                               2,798         56,703      0.1%
       STOMIL SANOK SA                                                899         39,763      0.0%
       Telekomunikacja Polska SA                                   70,661        443,237      0.5%
       ZM Duda SA                                                   4,860        218,870      0.2%
                                                                           --------------   ---------
                                                                               4,165,201      4.5%

-----------------------------------------------------------------------------------------------------
                           HERITAGE SERIES TRUST - INTERNATIONAL EQUITY FUND
                                         INVESTMENT PORTFOLIO
                                           JANUARY 31, 2005
                                              (UNAUDITED)
-----------------------------------------------------------------------------------------------------

                                                                                          % OF NET
                                                                  SHARES        VALUE       ASSETS
                                                                  ------        -----       ------
    PORTUGAL
    --------
       Banco Comercial Portugues SA                                78,809        218,066      0.2%
       Brisa - Auto Estradas de Portugal SA                        18,259        171,111      0.2%
       Electricidade de Portugal SA                                38,531        113,657      0.1%
       Jeronimo Martins*                                            4,412         59,946      0.1%
       Media Capital SGPS*                                         21,291        150,616      0.2%
       Portugal Telecom SGPS SA                                     5,498         68,172      0.1%
                                                                           --------------   ---------
                                                                                 781,568      0.9%

    ROMANIA
    -------
       Impact (Rights)*                                           385,000         12,156      0.0%
       Rolast AG*                                                 635,500         39,512      0.0%
       Romanian Development Bank SA                               222,130        365,716      0.4%
       SNP Petrom SA                                            5,067,303        730,438      0.8%
       Socep Constanta*                                           372,000         67,836      0.1%
                                                                           --------------   ---------
                                                                               1,215,658      1.3%

    RUSSIA
    ------
       AvtoVAZ, Sponsored GDR*                                      1,400         38,500      0.0%
       JSC MMC Norilsk Nickel, Sponsored ADR                        8,200        471,500      0.5%
       LUKOIL, Sponsored ADR                                       11,501      1,426,124      1.5%
       Moscow City Telephone, Sponsored ADR                         1,825         24,911      0.0%
       North-West Telecom, Sponsored ADR                            2,069         54,570      0.1%
       OAO Gazprom                                                 20,095        703,325      0.8%
       Sibirtelecom, Sponsored ADR                                    775         38,750      0.0%
       Uralsvyazinform, Sponsored ADR                              12,958         96,926      0.1%
       VolgaTelecom, Sponsored ADR                                  7,927         54,221      0.1%
       Wimm-Bill-Dann Foods, Sponsored ADR*                         6,143        102,834      0.1%
                                                                           --------------   ---------
                                                                               3,011,661      3.2%

    SOUTH AFRICA
    ------------
       Nedcor Ltd.                                                 35,127        429,443      0.5%
                                                                           --------------   ---------

    SOUTH KOREA
    -----------
       Samsung Electronics Company, Ltd                             1,192        574,248      0.6%
                                                                           --------------   ---------

    SPAIN
    -----
       Altadis, SA                                                  2,979        130,177      0.1%
       Cintra Concesiones de Infraestructuras de Transporte, SA*   11,731        139,333      0.2%
       Endesa SA                                                    5,713        130,267      0.1%
       Fadesa Inmobiliaria SA*                                      7,702        174,514      0.2%
       Gas Natural SDG, SA                                          1,408         40,761      0.0%
       Grupo Empresarial ENCE SA                                    4,482        141,568      0.2%
       Grupo Ferrovial SA                                           2,914        174,498      0.2%
       Promotora de Informaciones, SA                              10,162        198,023      0.2%
                                                                           --------------   ---------
                                                                               1,129,141      1.2%

    SWEDEN
    ------
       Autoliv Inc., Sponsored SDR                                  2,953        138,359      0.1%
       Electrolux AB                                                2,700         57,643      0.1%
       ELEKTA AB, Class "B"*                                        4,744        147,503      0.1%
       Telefonaktiebolaget LM Ericsson, "B" Shares                 29,146         85,611      0.1%
       ForeningsSparbanken AB                                      10,700        249,901      0.3%
       Getinge AB                                                  10,634        138,655      0.1%
       Modern Times Group AB, Class " B"*                           6,850        182,558      0.2%
       Nobia AB                                                     4,958         81,341      0.1%
       Nordea Bank AB                                              97,000        899,931      1.0%
       Skandia Forsakrings AB                                      45,186        234,374      0.3%
       Skandinaviska Enskilda Banken AB                            40,400        720,689      0.8%
       Skanska AB                                                  72,062        836,351      0.9%
       Svenska Cellulosa AB, Class "B"                              2,100         80,490      0.1%
       Svenska Handelsbanken, "A" Shares                           19,397        459,971      0.5%
       TeliaSonera AB                                               7,000         39,718      0.0%
                                                                           --------------   ---------
                                                                               4,353,095      4.7%

-----------------------------------------------------------------------------------------------------
                           HERITAGE SERIES TRUST - INTERNATIONAL EQUITY FUND
                                         INVESTMENT PORTFOLIO
                                           JANUARY 31, 2005
                                              (UNAUDITED)
-----------------------------------------------------------------------------------------------------

                                                                                          % OF NET
                                                                  SHARES        VALUE       ASSETS
                                                                  ------        -----       ------
    SWITZERLAND
    -----------
       Adecco SA                                                    1,310         67,989      0.1%
       Credit Suisse Group                                         10,413        419,801      0.4%
       Holcim Ltd. Reg                                              2,248        140,630      0.1%
       Nestle SA                                                    3,393        891,917      1.0%
       Novartis AG                                                 20,605        989,540      1.1%
       Roche Holding AG                                             8,316        887,021      1.0%
       SGS SA                                                         127         89,935      0.1%
       The Swatch Group AG, Class " B"                              3,969        555,439      0.6%
       UBS AG                                                       2,228        181,052      0.2%
       Unique Zurich Airport*                                         132         16,460      0.0%
                                                                           --------------   ---------
                                                                               4,239,784      4.6%

    THAILAND
    --------
       Airports of Thailand                                        11,000         13,907      0.0%
                                                                           --------------   ---------

    TURKEY
    ------
       Akbank TAS                                                 134,129        836,116      0.9%
       Aksigorta AS                                                 6,276         28,346      0.0%
       Alarko Gayrimenkul Yatirim Ort                               2,530         64,218      0.1%
       Aygaz AS                                                    11,362         30,706      0.0%
       Cimsa Cimento Sanayi VE Tica                                 2,941         11,746      0.0%
       Denizbank AS*                                               19,388         57,899      0.1%
       Dogan Sirketler Grubu Holdings AS*                         201,449        541,408      0.6%
       Dogan Yayin Holding AS*                                      3,141          8,584      0.0%
       Dogus Otomotiv Servis ve Ticaret*                            8,478         27,849      0.0%
       Haci Omer Sabanci Holding AS                               157,582        664,680      0.7%
       Hurriyet Gazetecilik Ve Matb                                36,381         93,974      0.1%
       Is Finansal Kiralama AS*                                     5,920         34,915      0.0%
       Is Gayrimenkul Yatirim Ortakligi AS*                        47,945         78,387      0.1%
       KOC Holding AS                                              77,415        499,918      0.5%
       Migros Turk TAS                                             17,278        134,148      0.1%
       Turk Dis Ticaret Bankasi AS                                 34,376         88,795      0.1%
       Migros Turk TAS                                             17,542        128,340      0.1%
       Turkiye Garanti Bankasi AS*                                232,969        930,485      1.0%
       Turkiye Is Bankasi, Class "C"                              116,956        685,408      0.8%
       Yapi ve Kredi Bankasi AS*                                   36,722        148,039      0.2%
                                                                           --------------   ---------
                                                                               5,093,961      5.4%

    U.S.A.
    ------
       News Corporation, Class "B"                                 10,026        176,257      0.2%
                                                                           --------------   ---------

    UKRAINE
    -------
       Centrenergo, Sponsored ADR*                                    714         42,763      0.1%
       Ukrnafta, Sponsored ADR                                         58         11,961      0.0%
       Ukrtelecom, Sponsored GDR                                    9,912         97,029      0.1%
                                                                           --------------   ---------
                                                                                 151,753      0.2%

    UNITED KINGDOM
    --------------
       Allied Domecq PLC                                            3,856         35,595      0.0%
       Associated British Ports Holdings PLC                       20,566        179,870      0.2%
       BAA PLC                                                     15,998        188,065      0.2%
       Barclays PLC                                                36,558        400,833      0.4%
       Boots Group PLC                                              7,353         92,326      0.1%

-----------------------------------------------------------------------------------------------------
                           HERITAGE SERIES TRUST - INTERNATIONAL EQUITY FUND
                                         INVESTMENT PORTFOLIO
                                           JANUARY 31, 2005
                                              (UNAUDITED)
-----------------------------------------------------------------------------------------------------

                                                                                          % OF NET
                                                                  SHARES        VALUE       ASSETS
                                                                  ------        -----       ------
       BP PLC                                                     186,139      1,833,989      2.0%
       British Land Company PLC                                     4,820         78,182      0.1%
       British Sky Broadcasting PLC                                12,783        136,063      0.1%
       Burberry Group PLC                                          10,093         76,057      0.1%
       Cadbury Schweppes PLC                                       29,423        263,569      0.3%
       Compass Group PLC                                           28,890        131,166      0.1%
       Diageo PLC                                                  46,555        634,545      0.7%
       Forth Ports Plc                                              1,797         46,955      0.1%
       GlaxoSmithKline PLC                                         38,099        843,352      0.9%
       Highland Gold Mining Ltd                                    12,279         46,843      0.1%
       Hilton Group PLC                                            27,763        154,554      0.2%
       Imperial Tobacco Group PLC                                   7,980        209,267      0.2%
       Lloyds TSB Group PLC                                         5,138         48,034      0.1%
       Marks & Spencer Group PLC                                   13,834         94,083      0.1%
       National Grid Transco PLC                                   15,234        148,160      0.2%
       Pearson PLC                                                 13,650        158,406      0.2%
       The Peninsular and Oriental Steam Navigation Company        47,529        275,335      0.3%
       Peter Hambro Mining PLC*                                    11,119        120,131      0.1%
       Rank Group PLC                                               8,708         43,965      0.0%
       Reckitt Benckiser PLC                                        5,856        173,976      0.2%
       Reed Elsevier PLC                                           15,315        139,210      0.1%
       Royal Bank of Scotland Group PLC                            22,716        753,614      0.8%
       J Sainsbury PLC                                              5,173         27,580      0.0%
       Scottish & Newcastle PLC                                     8,661         71,425      0.1%
       Scottish & Southern Energy PLC                               5,287         88,596      0.1%
       Shell Transport & Trading Company, PLC                      57,066        498,293      0.5%
       Smith & Nephew PLC                                          26,121        255,396      0.3%
       Tesco PLC                                                   91,555        531,671      0.6%
       Vodafone Group PLC                                         606,760      1,566,012      1.7%
       William Hill PLC                                             5,913         64,665      0.1%
       WPP Group PLC                                               19,066        207,429      0.2%
                                                                           --------------   ---------
                                                                              10,617,212      11.5%

    VENEZUELA
    ---------
       Cia Anonima Nacional Telefonos de Venezuela (CANTV),
         Sponsored ADR                                              6,234        123,496      0.1%
                                                                           --------------   ---------
Total Comon Stocks (cost $75,262,012)                                         88,421,993      96.0%

PREFERRED STOCKS
----------------
    GERMANY
    -------
       Henkel KGaA                                                    409         36,727      0.0%
       ProsiebenSat.1 Media AG                                     16,715        307,830      0.3%
       Rhoen-Klinikum AG                                              591         39,109      0.0%
                                                                           --------------   ---------
                                                                                 383,666      0.3%

    POLAND
    ------
       Sniezka SA                                                   6,301         54,523      0.1%
                                                                           --------------   ---------
Total Preferred Stocks (cost $406,695)                                           438,189      0.4%

RIGHTS & WARRANTS
-----------------
    GUERNSEY
    --------
       Calyon Financial Products Ltd., 144A, 05/14/09,
         (Warrants)*                                                4,189         34,606      0.1%
                                                                           --------------   ---------

    ROMANIA
    -------
       Impact (Rights)*                                           385,000        107,650      0.1%
                                                                           --------------   ---------

    UNITED KINGDOM
    --------------
       UBS AG London Branch (Sberbank - Warrants)*                    611        310,159      0.3%
                                                                           --------------   ---------
Total Rights & Warrants (cost $399,484)                                          452,415      0.5%

-----------------------------------------------------------------------------------------------------
                           HERITAGE SERIES TRUST - INTERNATIONAL EQUITY FUND
                                         INVESTMENT PORTFOLIO
                                           JANUARY 31, 2005
                                              (UNAUDITED)
-----------------------------------------------------------------------------------------------------

                                                                                          % OF NET
                                                                  SHARES        VALUE      ASSETS
                                                                  ------        -----      ------
CORPORATE BONDS (a)
-------------------
    GUERNSEY
    --------
       Calyon Financial Products Ltd., 144A, 11/19/08*           $ 18,572      $ 153,426      0.2%
       Calyon Financial Products Ltd., 12/17/09*                   48,819        257,628      0.3%
                                                                           --------------   ---------
Total Corporate Bonds ($336,203)                                                 411,054      0.5%

GOVERNMENT ISSUED BONDS (a)
---------------------------

    HUNGARY
    -------
       Republic of Hungary, 6.25%, 06/12/08                    50,500,000        254,163      0.3%
       Republic of Hungary, 7%, 06/24/09                       22,240,000        113,838      0.1%
       Republic of Hungary, 6.75%, 02/12/13                    30,890,000        156,975      0.2%
       Republic of Hungary, 5.5% 02/12/14                      60,510,000        282,842      0.3%
                                                                           --------------   ---------
                                                                                 807,818      0.9%
                                                                            --------------   ---------

    VENEZUELA
    ---------
       Republic of Venezuela, 9.0%, 9/15/24                       170,000        175,100      0.2%
                                                                           --------------   ---------
Total Government Issued Bonds ($843,064)                                         982,918      1.1%
                                                                           --------------   ---------
Total Investment Portfolio ($77,247,458)                                      90,706,569     98.5%
                                                                           --------------   ---------

REPURCHASE AGREEMENT
--------------------
 Repurchase Agreement with State Street
 Bank and Trust Company, dated
 January 31, 2005 @ 2.32% to be
 repurchased at $1,466,094 on
 February 1, 2005, collateralized by
 $1,015,000 United States Treasury Bonds,
 9.0% due November 15, 2018, (market value
 $1,495,300 including interest)
 (cost $1,466,000) . . . . . . . . . . . . . . . . . . . .                     1,466,000    1.6%
                                                                           --------------   ---------
TOTAL INVESTMENT PORTFOLIO (COST $78,713,458) (b)                             92,172,569    100.1%

OTHER ASSETS AND LIABILITIES, NET,                                               (33,347)    -0.1%
                                                                           --------------   ---------
NET ASSETS                                                                 $  92,139,222     100.0%
                                                                           ==============   =========

------------

* Non-income producing security.

(a)  U.S. dollar denominated.

(b) The aggregate identified cost for federal income tax purposes is substantially the same. Market value includes net unrealized appreciation of $13,459,111 which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $14,197,720 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $738,609.

ADR  -  American Depository Receipt.
GDR  -  Global Depository Receipt.
SDR  -  Swedish Depository Receipt.
144A - Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. Securities are deemend to be illiquid for purposes of compliance limitations on holdings of illiquid securities.

---------------------------------------------------------------------------------------------------------
                                HERITAGE SERIES TRUST - MID CAP STOCK FUND
                                           INVESTMENT PORTFOLIO
                                             JANUARY 31, 2005
                                                (UNAUDITED)
  -------------------------------------------------------------------------------------------------------

                                                                                              % OF NET
                                                                  SHARES        VALUE          ASSETS
                                                                  ------        -----          ------
COMMON STOCKS & RIGHTS
----------------------
    ADVERTISING
    -----------
       Getty Images, Inc.*                                        204,300     $ 14,239,710      1.8%
                                                                          -----------------  ------------

    APPAREL
    -------
       Columbia Sportswear Company*                               172,000        9,437,640      1.2%
                                                                          -----------------  ------------

    BANKS
    -----
       Bank of Hawaii Corporation                                 147,700        7,076,307      0.9%
                                                                          -----------------  ------------

    BIOTECHNOLOGY
    -------------
       Charles River Laboratories International, Inc.*            180,600        8,556,828      1.1%
       Invitrogen Corporation*                                    130,300        8,952,913      1.1%
                                                                          -----------------  ------------
                                                                                17,509,741      2.2%

    BROADCASTING SERVICES/PROGRAMS
    ------------------------------
       Liberty Media Corporation, Class "A"*                      779,100        8,133,804      1.0%
                                                                          -----------------  ------------

    BUILDING MATERIALS
    ------------------
       Rinker Group Ltd., Sponsored ADR                            97,000        8,390,500      1.1%
                                                                          -----------------  ------------

    CHEMICALS
    ---------
       Praxair, Inc.                                              327,600       14,135,940      1.8%
                                                                          -----------------  ------------

    COMMERCIAL SERVICES
    -------------------
       Corporate Executive Board Company                           64,300        4,108,770      0.5%
       Corrections Corporation of America*                        166,000        6,820,940      0.9%
       Education Management Corporation*                          163,800        5,231,772      0.7%
       Interactive Data Corporation*                              390,600        8,327,592      1.1%
       Iron Mountain Inc.*                                        390,800       11,020,560      1.4%
                                                                          -----------------  ------------
                                                                                35,509,634      4.6%

    COMPUTERS
    ---------
       DST Systems Inc.*                                          360,000       17,452,800      2.2%
       Kronos Inc.*                                               212,400       11,420,748      1.5%
       Lexmark International Group, Inc., Class "A"*              150,500       12,544,175      1.6%
       NCR Corporation*                                           281,200        9,611,416      1.2%
       SunGard Data Systems Inc.*                                 387,000       10,406,430      1.3%
                                                                          -----------------  ------------
                                                                                61,435,569      7.8%

    COSMETICS/PERSONAL CARE
    -----------------------
       Alberto-Culver Company                                     193,600       10,502,800      1.3%
       The Estee Lauder Companies Inc., Class "A"                 192,400        8,684,936      1.1%
                                                                          -----------------  ------------
                                                                                19,187,736      2.4%

    DIVERSIFIED MANUFACTURER
    ------------------------
       ESCO Technologies Inc.*                                    170,800       12,265,148      1.6%
                                                                          -----------------  ------------

    ELECTRICAL COMPONENTS & EQUIPMENT
    ---------------------------------
       AMETEK, Inc.                                               464,600       17,747,720      2.3%
                                                                          -----------------  ------------

    ELECTRONICS
    -----------
       Amphenol Corporation, Class "A"                            447,000       17,580,510      2.3%
       Dionex Corporation*                                        119,690        7,084,451      0.9%
       Tektronix, Inc.                                            269,100        7,755,462      1.0%
       Varian, Inc.*                                              101,800        4,064,874      0.5%
       Vishay Intertechnology, Inc.*                              665,700        8,700,699      1.1%
       Waters Corporation*                                        150,300        7,376,724      0.9%
                                                                          -----------------  ------------
                                                                                52,562,720      6.7%

    ENTERTAINMENT
    -------------
       GTECH Holdings Corporation                                 593,000       13,864,340      1.8%
                                                                          -----------------  ------------

    ENVIRONMENTAL CONTROL
    ---------------------
       Republic Services, Inc.                                    438,100       14,444,157      1.8%
                                                                          -----------------  ------------

---------------------------------------------------------------------------------------------------------
                                HERITAGE SERIES TRUST - MID CAP STOCK FUND
                                           INVESTMENT PORTFOLIO
                                             JANUARY 31, 2005
                                                (UNAUDITED)
  -------------------------------------------------------------------------------------------------------

                                                                                              % OF NET
                                                                  SHARES        VALUE          ASSETS
                                                                  ------        -----          ------
    FINANCIAL SERVICES
    ------------------
       BlackRock, Inc.                                             54,010        4,337,003      0.6%
       Federated Investors, Inc., Class "B"                       324,200        9,524,996      1.2%
       Leucadia National Corporation                              201,000        7,278,210      0.9%
                                                                          -----------------  ------------
                                                                                21,140,209      2.7%

    FOOD
    ----
       Smithfield Foods, Inc.*                                    257,000        7,779,390      1.0%
                                                                          -----------------  ------------

    FOREST PRODUCTS & PAPER
    -----------------------
       Neenah Paper, Inc.                                         301,450        9,613,240      1.2%
                                                                          -----------------  ------------

    HEALTHCARE PRODUCTS
    -------------------
       Beckman Coulter Inc.                                       160,600       10,760,200      1.4%
       Edwards Lifesciences Corporation*                          378,600       15,409,020      2.0%
       INAMED Corporation*                                        139,200        9,632,640      1.2%
       ResMed Inc.*                                               178,700        9,167,310      1.2%
                                                                          -----------------  ------------
                                                                                44,969,170      5.8%

    HEALTHCARE SERVICES
    -------------------
       Lincare Holdings, Inc.*                                    397,200       16,483,800      2.1%
                                                                          -----------------  ------------

    HOUSEHOLD PRODUCTS
    ------------------
       The Scotts Company*                                         47,950        3,258,682      0.4%
                                                                          -----------------  ------------

    INSURANCE
    ---------
       AMBAC Financial Group, Inc.                                176,000       13,530,880      1.7%
       Brown & Brown, Inc.                                        219,800        9,508,548      1.2%
       Primus Guaranty, Ltd.*                                     411,600        6,174,000      0.8%
       Protective Life Corporation                                150,500        6,194,580      0.8%
       RenaissanceRe Holdings Ltd.                                175,500        8,811,855      1.1%
       Stancorp Financial Group, Inc.                              91,100        7,743,500      1.0%
                                                                          -----------------  ------------
                                                                                51,963,363      6.6%

    LEISURE TIME
    ------------
       Royal Caribbean Cruises, Ltd.                              341,700       18,110,100      2.3%
                                                                          -----------------  ------------

    LODGING
    -------
       Gaylord Entertainment Company*                             182,100        7,147,425      0.9%
       Kerzner International Ltd.*                                115,850        6,989,230      0.9%
                                                                          -----------------  ------------
                                                                                14,136,655      1.8%

    MACHINERY
    ---------
       Cognex Corporation                                         166,800        4,355,148      0.6%
       IDEX Corporation                                           134,820        5,197,311      0.7%
       Zebra Technologies Corporation, Class "A"*                 169,600        8,637,728      1.1%
                                                                          -----------------  ------------
                                                                                18,190,187      2.4%

    MISCELLANEOUS MANUFACTURER
    --------------------------
       Clarcor Inc.                                                75,200        4,096,144      0.5%
                                                                          -----------------  ------------

    OFFICE FURNISHINGS
    ------------------
       HNI Corporation                                            223,250        9,008,137      1.2%
                                                                          -----------------  ------------

    OIL & GAS
    ---------
       Newfield Exploration Company*                              142,300        8,708,760      1.1%
       Noble Energy, Inc.                                         142,900        8,455,393      1.1%
       XTO Energy Inc.                                            110,000        3,950,100      0.5%
                                                                          -----------------  ------------
                                                                                21,114,253      2.7%

    OIL & GAS SERVICES
    ------------------
       FMC Technologies, Inc.*                                    366,500       11,225,895      1.4%
                                                                          -----------------  ------------

    PHARMACEUTICALS
    ---------------
       Hospira, Inc.*                                             462,300       13,355,847      1.7%
                                                                          -----------------  ------------

---------------------------------------------------------------------------------------------------------
                                HERITAGE SERIES TRUST - MID CAP STOCK FUND
                                           INVESTMENT PORTFOLIO
                                             JANUARY 31, 2005
                                                (UNAUDITED)
  -------------------------------------------------------------------------------------------------------

                                                                                              % OF NET
                                                                  SHARES        VALUE          ASSETS
                                                                  ------        -----          ------
    PRINTING & PUBLISHING
    ---------------------
       Dex Media, Inc.                                            459,800       10,754,722      1.4%
                                                                          -----------------  ------------

    RETAIL
    ------
       Advance Auto Parts, Inc.*                                  243,800       10,507,780      1.4%
       Blockbuster Inc.                                           457,000        4,186,120      0.5%
       Petco Animal Supplies Inc.*                                192,540        7,310,744      0.9%
       Tiffany & Co.                                              387,100       12,166,553      1.6%
                                                                          -----------------  ------------
                                                                                34,171,197      4.4%

    SAVINGS & LOANS
    ---------------
       Golden West Financial Corporation                          159,000       10,274,580      1.3%
       NewAlliance Bancshares, Inc.                               756,375       11,247,296      1.4%
                                                                          -----------------  ------------
                                                                                21,521,876      2.7%

    SOFTWARE
    --------
       Activision, Inc.*                                          307,300        6,944,980      0.9%
       Global Payments Inc.                                        61,000        3,494,690      0.5%
       Intuit, Inc.*                                              305,500       11,914,500      1.5%
       SEI Investments Company                                    197,600        7,382,336      0.9%
                                                                          -----------------  ------------
                                                                                29,736,506      3.8%

    TELECOMMUNICATIONS
    ------------------
       Alamosa Holdings, Inc.*                                    629,300        8,055,040      1.0%
       Amdocs Ltd.*                                               342,000       10,174,500      1.3%
       Commonwealth Telephone Enterprises Inc.*                   148,000        7,080,320      0.9%
       Nextel Partners Inc., Class "A"*                           381,200        7,582,068      1.0%
       NII Holdings, Inc.*                                        192,400       10,351,120      1.3%
       Plantronics, Inc.                                           93,300        3,471,693      0.5%
       Scientific-Atlanta, Inc.                                   466,370       14,135,675      1.8%
                                                                          -----------------  ------------
                                                                                60,850,416      7.8%

    TEXTILES
    --------
       Cintas Corporation                                         195,200        8,491,200      1.1%
       Mohawk Industries, Inc.*                                   146,300       12,949,013      1.7%
                                                                          -----------------  ------------
                                                                                21,440,213      2.8%

    TRANSPORTATION
    --------------
       Expeditors International of Washington, Inc.               154,900        8,696,087      1.1%
       J.B. Hunt Transport Services, Inc.                         378,900       16,717,068      2.1%
       Swift Transportation Co. Inc.*                             139,800        3,117,540      0.4%
                                                                          -----------------  ------------
                                                                                28,530,695      3.6%

Total Common Stocks (cost $676,196,761)                                        777,391,363      99.3%
                                                                          -----------------  ------------
REPURCHASE AGREEMENT
--------------------
 Repurchase Agreement with State Street
 Bank and Trust Company, dated
 January 31, 2005 @ 2.32% to be
 repurchased at $13,241,853 on
 February 1, 2005, collateralized by
 $10,030,000 United States Treasury Bonds,
 7.25% due August 15, 2022, (market value
$13,505,820 including interest)
 (cost $13,241,000) . . . . . . . . . . . . . . . . . . . . . . . . .           13,241,000     1.7%
                                                                          -----------------  ------------
TOTAL INVESTMENT PORTFOLIO (COST $689,437,761) (a)                             790,632,363     101.0%
OTHER ASSETS AND LIABILITIES, NET,                                              (8,002,226)     -1.0%
                                                                          -----------------  ------------
NET ASSETS                                                                  $  782,630,137     100.0%
                                                                          =================  ============

---------------------------------------------------------------------------------------------------------
                                HERITAGE SERIES TRUST - MID CAP STOCK FUND
                                           INVESTMENT PORTFOLIO
                                             JANUARY 31, 2005
                                                (UNAUDITED)
  -------------------------------------------------------------------------------------------------------

                                                                                              % OF NET
                                                                  SHARES        VALUE          ASSETS
                                                                  ------        -----          ------
------------
* Non-income producing security.

(a) The aggregate identified cost for federal income tax purposes is substantially the same. Market value includes net unrealized appreciation of $101,194,602 which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $105,478,472 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $4,283,870.

ADR -   American Depository Receipt.

---------------------------------------------------------------------------------------------------------
                               HERITAGE SERIES TRUST - SMALL CAP STOCK FUND
                                           INVESTMENT PORTFOLIO
                                             JANUARY 31, 2005
                                                (UNAUDITED)
  -------------------------------------------------------------------------------------------------------

                                                                                              % OF NET
                                                                  SHARES        VALUE          ASSETS
                                                                  ------        -----          ------
COMMON STOCKS
-------------
    AGRICULTURE
    -----------
       Delta & Pine Land Company                                   123,800     $ 3,644,671      1.1%
                                                                           ----------------  ------------

    APPAREL
    -------
       Columbia Sportswear Company*                                 25,800       1,415,646      0.4%
                                                                           ----------------  ------------

    BANKS
    -----
       Bank Mutual Corporation                                      53,561         647,016      0.2%
       Capital Crossing Bank*                                       88,000       2,816,000      0.9%
       First BanCorp Puerto Rico                                    54,000       2,920,860      0.9%
       North Fork Bancorporation, Inc.                             142,500       4,089,750      1.2%
       TrustCo Bank Corp NY                                         60,500         755,645      0.2%
                                                                           ----------------  ------------
                                                                                11,229,271      3.4%

    BEVERAGES
    ---------
       Constellation Brands, Inc.*                                  74,500       3,868,040      1.2%
                                                                           ----------------  ------------

    BIOTECHNOLOGY
    -------------
       Charles River Laboratories International, Inc.*             152,200       7,211,235      2.2%
       deCODE genetics, Inc.*                                      193,900       1,398,019      0.5%
       Martek Biosciences Corporation*                              62,925       3,323,698      1.0%
                                                                           ----------------  ------------
                                                                                11,932,952      3.7%

    BUILDING MATERIALS
    ------------------
       Lennox International Inc.                                   190,000       3,792,400      1.2%
                                                                           ----------------  ------------

    CHEMICALS
    ---------
       Spartech Corporation                                        155,000       3,599,100      1.1%
                                                                           ----------------  ------------

    COMMERCIAL SERVICES
    -------------------
       ADESA, Inc.                                                 242,900       5,020,743      1.5%
       Corrections Corporation of America*                          62,200       2,555,798      0.8%
       Interactive Data Corporation*                               239,000       5,095,480      1.6%
       NCO Group, Inc.*                                            136,000       3,098,080      0.9%
       SOURCECORP, Inc.*                                            84,600       1,522,800      0.5%
       StarTek, Inc.                                               135,800       3,395,000      1.0%
                                                                           ----------------  ------------
                                                                                20,687,901      6.3%

    COMPUTERS
    ---------
       FactSet Research Systems Inc.                                73,775       3,939,585      1.2%
       RadiSys Corporation*                                        174,500       3,045,026      0.9%
                                                                           ----------------  ------------
                                                                                 6,984,611      2.1%

    DISTRIBUTION/WHOLESALE
    ----------------------
       SCP Pool Corporation                                         68,200       2,026,904      0.6%
       Tech Data Corporation*                                       78,500       3,299,355      1.0%
                                                                           ----------------  ------------
                                                                                 5,326,259      1.6%

    DIVERSIFIED MANUFACTURER
    ------------------------
       Actuant Corporation, Class "A"*                              33,500       1,750,375      0.5%
       Federal Signal Corporation                                  260,000       4,297,800      1.3%
       Jacuzzi Brands, Inc.*                                       250,000       2,525,000      0.8%
                                                                           ----------------  ------------
                                                                                 8,573,175      2.6%

    ELECTRICAL COMPONENTS & EQUIPMENT
    ---------------------------------
       General Cable Corporation*                                  198,400       2,394,688      0.7%
                                                                           ----------------  ------------

    ELECTRONICS
    -----------
       Gentex Corporation                                           53,400       1,806,522      0.5%
       OYO Geospace Corporation*                                    42,800         853,004      0.3%
       TTM Technologies, Inc.*                                       5,700          53,580      0.0%
                                                                           ----------------  ------------
                                                                                 2,713,106      0.8%

    ENGINEERING & CONSTRUCTION
    --------------------------
       URS Corporation*                                            168,000       4,739,280      1.5%
                                                                           ----------------  ------------

---------------------------------------------------------------------------------------------------------
                               HERITAGE SERIES TRUST - SMALL CAP STOCK FUND
                                           INVESTMENT PORTFOLIO
                                             JANUARY 31, 2005
                                                (UNAUDITED)
  -------------------------------------------------------------------------------------------------------

                                                                                              % OF NET
                                                                  SHARES        VALUE          ASSETS
                                                                  ------        -----          ------
    ENTERTAINMENT
    -------------
       Alliance Gaming Corporation*                                300,850       2,999,474      0.9%
       Lions Gate Entertainment Corporation*                       405,100       4,042,898      1.2%
       Nevada Gold & Casinos, Inc.*                                 62,800         916,880      0.3%
       Shuffle Master, Inc.*                                        52,400       1,525,888      0.5%
       Sunterra Corporation*                                       176,200       2,433,322      0.8%
                                                                           ----------------  ------------
                                                                                11,918,462      3.7%

    ENVIRONMENTAL CONTROL
    ---------------------
       Aleris International Inc.,*                                 207,000       3,473,460      1.1%
       Duratek, Inc.*                                               76,465       2,143,314      0.7%
       Waste Connections Inc.*                                     125,562       3,950,181      1.2%
                                                                           ----------------  ------------
                                                                                 9,566,955      3.0%

    HEALTHCARE PRODUCTS
    -------------------
       American Medical Systems Holdings, Inc.*                     93,425       3,668,800      1.1%
       Cooper Companies, Inc.                                       43,825       3,361,378      1.0%
       DJ Orthopedics, Inc.*                                        46,825       1,130,824      0.4%
       INAMED Corporation*                                          72,075       4,987,590      1.5%
       Respironics, Inc.*                                           62,300       3,607,170      1.1%
                                                                           ----------------  ------------
                                                                                16,755,762      5.1%

    HEALTHCARE SERVICES
    -------------------
       American Healthways, Inc.*                                  137,050       4,273,219      1.3%
       Horizon Health Corporation*                                  90,800       2,764,860      0.9%
                                                                           ----------------  ------------
                                                                                 7,038,079      2.2%

    HOME BUILDERS
    -------------
       Champion Enterprises, Inc.*                                 304,000       3,280,160      1.0%
                                                                           ----------------  ------------

    HOME FURNISHINGS
    ----------------
       Tempur-Pedic International Inc.*                            148,700       3,180,693      1.0%
       Universal Electronics, Inc.*                                286,225       4,854,376      1.5%
                                                                           ----------------  ------------
                                                                                 8,035,069      2.5%

    INSURANCE
    ---------
       Direct General Corporation                                   42,200         791,250      0.2%
       Philadelphia Consolidated Holding Corp.*                     37,200       2,495,004      0.8%
       Primus Guaranty, Ltd.*                                       65,900         988,500      0.3%
       Quanta Capital Holdings Ltd.*                               398,000       3,900,400      1.2%
       The PMI Group, Inc.                                         134,500       5,349,065      1.6%
                                                                           ----------------  ------------
                                                                                13,524,219      4.1%

    INTERNET
    --------
       eCollege.com*                                                72,600         755,766      0.2%
       Internet Capital Group, Inc.*                               127,600         959,552      0.3%
       Radware Ltd.*                                                52,900       1,290,231      0.4%
                                                                           ----------------  ------------
                                                                                 3,005,549      0.9%

    INVESTMENT COMPANIES
    --------------------
       MCG Capital Corporation                                     226,000       3,955,000      1.2%
                                                                           ----------------  ------------

    LEISURE TIME
    ------------
       Orange 21 Inc.*                                              20,300         194,880      0.1%
                                                                           ----------------  ------------

    MACHINERY
    ---------
       UNOVA, Inc.*                                                262,600       6,055,556      1.9%
                                                                           ----------------  ------------

    MEMORY  &  COMMODITY SEMICONDUCTORS
    -----------------------------------
       Integrated Device Technology, Inc.*                         230,300       2,703,721      0.8%
                                                                           ----------------  ------------

    METAL FABRICATE/HARDWARE
    ------------------------
       Kaydon Corporation                                           93,000       2,885,790      0.9%
                                                                           ----------------  ------------

---------------------------------------------------------------------------------------------------------
                               HERITAGE SERIES TRUST - SMALL CAP STOCK FUND
                                           INVESTMENT PORTFOLIO
                                             JANUARY 31, 2005
                                                (UNAUDITED)
  -------------------------------------------------------------------------------------------------------

                                                                                              % OF NET
                                                                  SHARES        VALUE          ASSETS
                                                                  ------        -----          ------
    OIL & GAS
    ---------
       Comstock Resources, Inc.*                                   215,000       5,043,900      1.6%
       Energy Partners, Ltd.*                                      120,000       2,634,000      0.8%
       Patterson-UTI Energy, Inc.                                  253,400       4,928,630      1.5%
       Swift Energy Company*                                       112,100       3,393,266      1.0%
       Unit Corporation*                                           117,025       4,276,094      1.3%
                                                                           ----------------  ------------
                                                                                20,275,890      6.2%

    OIL & GAS SERVICES
    ------------------
       Maverick Tube Corporation*                                   55,900       1,903,953      0.6%
       Tetra Technologies, Inc.*                                    67,675       1,888,132      0.6%
                                                                           ----------------  ------------
                                                                                 3,792,085      1.2%

    PHARMACEUTICALS
    ---------------
       Dendreon Corporation*                                        74,700         507,960      0.2%
       KV Pharmaceutical Company, Class "A"*                       221,100       4,543,605      1.4%
       Medicis Pharmaceutical, Class "A"                            91,150       3,290,514      1.0%
       NBTY, Inc.*                                                  79,250       2,169,865      0.7%
       VCA Antech, Inc.*                                            56,500       1,048,075      0.3%
                                                                           ----------------  ------------
                                                                                11,560,019      3.6%

    PRINTING & PUBLISHING
    ---------------------
       John Wiley & Sons, Inc., Class "A"                          158,200       5,323,430      1.6%
                                                                           ----------------  ------------

    REITS
    -----
       Aames Investment Corporation                                405,000       4,248,450      1.3%
       Highland Hospitality Corporation                            266,500       2,891,524      0.9%
                                                                           ----------------  ------------
                                                                                 7,139,974      2.2%

    RETAIL
    ------
       Brinker International Inc.*                                 141,500       5,321,815      1.6%
       Cabela's Inc.*                                              100,900       2,144,125      0.7%
       Cash America International, Inc.                             44,100       1,261,260      0.4%
       CBRL Group, Inc.                                            110,200       4,530,322      1.4%
       Genesco Inc.*                                               135,900       3,932,945      1.2%
       Stage Stores Inc.*                                          110,600       4,372,018      1.4%
       United Auto Group Inc.                                       85,500       2,417,085      0.7%
                                                                           ----------------  ------------
                                                                                23,979,570      7.4%

    SAVINGS & LOANS
    ---------------
       BankAtlantic Bancorp, Inc.                                   43,000         826,460      0.3%
                                                                           ----------------  ------------

    SEMICONDUCTOR EQUIPMENT
    -----------------------
       ASE Test Ltd.*                                              180,100         911,305      0.3%
       Axcelis Technologies, Inc.*                                 345,000       2,577,150      0.8%
                                                                           ----------------  ------------
                                                                                 3,488,455      1.1%

    SOFTWARE
    --------
       ANSYS, Inc.*                                                 53,500       1,728,050      0.5%
       Avid Technology, Inc.*                                       40,175       2,533,034      0.8%
       Datastream Systems, Inc.*                                   515,775       3,404,114      1.0%
       Dendrite International, Inc.*                               275,900       4,991,030      1.5%
       Eclipsys Corporation*                                       153,125       2,878,750      0.9%
       Global Payments Inc.                                         48,100       2,755,649      0.9%
       infoUSA Inc.*                                               368,000       3,838,240      1.2%
       MoneyGram International, Inc.                               225,000       4,365,000      1.3%
       Netsmart Technologies Inc.*                                 106,000         950,820      0.3%
                                                                           ----------------  ------------
                                                                                27,444,687      8.4%

    TELECOMMUNICATIONS
    ------------------
       C-COR Inc.*                                                 182,900       1,457,712      0.4%
       CommScope, Inc.*                                            320,000       4,809,600      1.5%
       EMS Technologies, Inc.*                                     128,700       1,988,415      0.6%
       TEKELEC*                                                     72,600       1,324,950      0.4%
                                                                           ----------------  ------------
                                                                                 9,580,677      2.9%

---------------------------------------------------------------------------------------------------------
                               HERITAGE SERIES TRUST - SMALL CAP STOCK FUND
                                           INVESTMENT PORTFOLIO
                                             JANUARY 31, 2005
                                                (UNAUDITED)
  -------------------------------------------------------------------------------------------------------

                                                                                              % OF NET
                                                                  SHARES        VALUE          ASSETS
                                                                  ------        -----          ------
    TRANSPORTATION
    --------------
       OMI Corporation                                             125,500       2,196,250      0.7%
       SIRVA, Inc.*                                                305,000       2,702,300      0.8%
                                                                           ----------------  ------------
                                                                                 4,898,550      1.5%
Total Common Stocks (cost $242,781,742)                                        298,130,099     91.5%
                                                                           ----------------  ------------
REPURCHASE AGREEMENT
--------------------
Repurchase Agreement with State Street
Bank and Trust Company, dated
January 31, 2005 @ 2.32% to be
repurchased at $26,238,691 on
February 1, 2005, collateralized by
$19,875,000 United States Treasury Bonds,
7.25% due August 15, 2022, (market value
$26,761,740 including interest)
 (cost $26,237,000) . . . . . . . . . . . . . . . . . . . . . . .               26,237,000      8.0%
                                                                           ----------------  ------------
TOTAL INVESTMENT PORTFOLIO (COST $269,018,742) (A)                             324,367,099     99.5%
OTHER ASSETS AND LIABILITIES, NET,                                               1,642,839      0.5%
                                                                           ----------------  ------------
NET ASSETS                                                                $    326,009,938    100.0%
                                                                           ================  ============


-------------
* Non-income producing security.

(a) The aggregate identified cost for federal income tax purposes is substantially the same. Market value includes net unrealized appreciation of $55,348,357 which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $63,946,365 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $8,598,008.

---------------------------------------------------------------------------------------------------------
                                 HERITAGE SERIES TRUST - VALUE EQUITY FUND
                                           INVESTMENT PORTFOLIO
                                             ANUARY 31, 2005
                                                (UNAUDITED)
---------------------------------------------------------------------------------------------------------

                                                                                         % OF NET
                                                                  SHARES      VALUE       ASSETS
                                                                  ------      -----       ------
COMMON STOCKS
-------------
 AGRICULTURE
 -----------
    Altria Group Inc.                                             44,800  $ 2,859,584      7.8%
    Imperial Tobacco Group PLC., Sponsored ADR                     4,200      223,440      0.6%
    Universal Corporation                                         11,600      548,216      1.5%
    UST, Inc.                                                     37,450    1,897,217      5.2%
                                                                         ------------- -------------
                                                                            5,528,457     15.1%

 AUTO MANUFACTURERS
 ------------------
    Ford Motor Company                                            15,500      204,135      0.6%
                                                                         ------------- -------------

 BANKS
 -----
    Bank of America Corporation                                   25,860    1,199,128      3.3%
    KeyCorp                                                       22,300      745,266      2.0%
    PNC Financial Services Group, Inc.                             5,400      290,898      0.8%
    U.S. Bancorp                                                  13,700      411,685      1.1%
    Wachovia Corporation                                           5,500      301,675      0.8%
                                                                         ------------- -------------
                                                                            2,948,652      8.0%

 COMPUTERS
 ---------
    Electronic Data Systems Corporation                           48,425    1,037,264      2.8%
                                                                         ------------- -------------

 DIVERSIFIED MANUFACTURER
 ------------------------
    General Electric Company                                      14,100      509,433      1.4%
    Tyco International Ltd.                                       14,500      524,030      1.4%
                                                                         ------------- -------------
                                                                            1,033,463      2.8%

 FINANCIAL SERVICES
 ------------------
    CIT Group Inc.                                                15,650      631,790      1.7%
    Fannie Mae                                                    25,400    1,640,332      4.5%
    Freddie Mac                                                   36,800    2,402,672      6.6%
    Piper Jaffray Companies*                                         137        5,422      0.0%
                                                                         ------------- -------------
                                                                            4,680,216     12.8%

 FOOD
 ----
    Safeway Inc.*                                                  5,700      107,445      0.3%
                                                                         ------------- -------------

 HEALTHCARE PRODUCTS
 -------------------
    Becton, Dickinson and Company                                  4,825      273,336      0.7%
                                                                         ------------- -------------

 HEALTHCARE SERVICES
 -------------------
    HCA Inc.                                                      13,000      578,760      1.6%
    Laboratory Corporation of America Holdings*                   15,080      721,578      2.0%
    Quest Diagnostics Inc.                                         6,940      661,382      1.8%
                                                                         ------------- -------------
                                                                            1,961,720      5.4%

 INSURANCE
 ---------
    American International Group, Inc.                            14,400      954,576      2.6%
    The St. Paul Travelers Companies, Inc.                         4,400      165,176      0.5%
                                                                         ------------- -------------
                                                                            1,119,752      3.1%

 OIL & GAS
 ---------
                                                                   1,100       72,831      0.2%
    Apache Corporation                                             5,800      315,636      0.9%
    Burlington Resources, Inc.                                     4,700      205,437      0.6%
    ChevronTexaco Corporation                                     24,500    1,332,800      3.6%
    ConocoPhillips                                                20,323    1,885,771      5.2%
    Devon Energy Corporation                                      22,200      902,875      2.5%
    EnCana Corporation                                             1,400       82,726      0.2%
    Kerr-Mcgee Corporation                                         7,150      441,512      1.2%
    Occidental Petroleum Corporation                               6,400      373,632      1.0%
    Pioneer Natural Resources Company                              4,100      157,399      0.4%
    Pogo Producing Company                                         2,400      102,072      0.3%
    Transocean Inc.*                                               1,100       48,400      0.1%
                                                                         ------------- -------------
                                                                            5,921,091     16.2%

 PHARMACEUTICALS
 ---------------
    AmerisourceBergen Corporation                                  9,500      553,660      1.5%
    Bristol-Myers Squibb Company                                  35,395      829,659      2.3%
    Cardinal Health, Inc.                                          5,200      292,864      0.8%
    Medco Health Solutions, Inc.*                                 13,763      585,891      1.6%
    Merck & Company, Inc.                                         13,825      387,791      1.1%
    Pfizer, Inc.                                                  26,905      650,025      1.8%
    Schering-Plough Corporation                                    3,135       58,186      0.2%
    Wyeth                                                          3,325      131,770      0.4%
                                                                         ------------- -------------
                                                                            3,489,846      9.7%

---------------------------------------------------------------------------------------------------------
                                 HERITAGE SERIES TRUST - VALUE EQUITY FUND
                                           INVESTMENT PORTFOLIO
                                             ANUARY 31, 2005
                                                (UNAUDITED)
---------------------------------------------------------------------------------------------------------

                                                                                         % OF NET
                                                                  SHARES      VALUE       ASSETS
                                                                  ------      -----       ------
 PIPELINES
 ---------
    El Paso Corporation                                           28,600      310,882      0.9%
                                                                         ------------- -------------

 RETAIL
 ------
    Best Buy Company, Inc.                                         1,150       61,858      0.2%
    Borders Group Inc.                                            26,850      704,812      1.9%
    Federated Department Stores, Inc.                             12,200      692,960      1.9%
    Home Depot, Inc.                                              15,600      643,657      1.8%
    Staples Inc.                                                  14,700      481,278      1.3%
                                                                         ------------- -------------
                                                                            2,584,565      7.1%

 SAVINGS & LOANS
 ---------------
    Sovereign Bancorp Inc.                                        27,600      627,624      1.7%
    Washington Mutual, Inc.                                       46,800    1,888,380      5.2%
                                                                         ------------- -------------
                                                                            2,516,004      6.9%

 SOFTWARE
 --------
    Computer Associates International Inc.                           111        3,018      0.0%
                                                                         ------------- -------------
Total Common Stocks (cost $27,054,804)                                     33,719,846     92.4%
                                                                         ------------- -------------

REPURCHASE AGREEMENT
--------------------
Repurchase Agreement with State Street
Bank and Trust Company, dated
January 31, 2005 @ 2.32% to be
repurchased at $2,671,172 on
February 1, 2005, collateralized by
$1,825,000 United States Treasury Bonds,
8.875% due February 15, 2019, (market value
$2,724,420 including interest)
(cost $2,671,000) . . . . . . . . . . . . . . . . . . . . . . . . . .       2,671,000      7.3%
                                                                         ------------- -------------
TOTAL INVESTMENT PORTFOLIO (COST $29,725,804)(a)                           36,390,846     99.7%
OTHER ASSETS AND LIABILITIES, NET,                                            116,076      0.3%
                                                                         ------------- -------------
NET ASSETS                                                                $36,506,922    100.0%
                                                                         ============= =============

-------------
* Non-income producing security.

(a) The aggregate identified cost for federal income tax purposes is substantially the same. Market value includes net unrealized appreciation of $6,665,042 which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over net unrealized depreciation of $7,445,700 which consists of depreciation for all securities in which there is an excess of tax cost over market value of $780,658.


 ADR  --  American Depository Receipt.


                                   OPEN FUTURES CONTRACTS
                                   ----------------------
                                                            NUMBER OF     EXPIRATION     CURRENT    UNREALIZED
                                           CONTRACT TYPE    CONTRACTS       DATE          VALUE     DEPRECIATION
                                           --------------   ----------      -----         ------    ------------

                                            S&P 500 Index       8           Sep-05        14,000      $ (10,948)

                                                                                       -------------------------
                                                                                         $14,000      $ (10,948)
                                                                                       -------------------------

ITEM 2. CONTROLS AND PROCEDURES

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the Principal Executive Officer and Principal Financial Officer of Heritage Series Trust have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b) There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 Act) of Heritage Series Trust that occurred during the most recent fiscal quarter that has materially affected or is reasonably likely to materially affect, its internal controls over financial reporting.

ITEM 3. EXHIBITS

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of Heritage Income Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



                                          HERITAGE SERIES TRUST
Date:    April 1, 2005


                                          /s/ K.C. Clark
                                          --------------------------------------
                                          K.C. Clark
                                          Executive Vice President and
                                          Principal Executive Officer




     Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:    April 1, 2005


                                          /s/ K.C. Clark
                                          --------------------------------------
                                          K.C. Clark
                                          Executive Vice President and
                                          Principal Executive Officer


Date:    April 1, 2005


                                          /s/ Andrea N. Mullins
                                          --------------------------------------
                                          Andrea N. Mullins
                                          Principal Financial Officer and
                                          Treasurer